STOCK OPTIONS (Details 2) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 24, 2018	Jun. 30, 2019	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares)		182,996	170,675
Number of Options, Issued (in shares)	24,267		45,000
Number of Options, Cancelled (in shares)			(32,679)
Number of Options, Outstanding, Ending Balance (in shares)		344,989	182,996
Weighted-Average Exercise Price, Outstanding, Beginning Balance (in dollars per share)		$ 37.73	$ 75.00
Weighted-Average Exercise Price, Issued (in dollars per share)			9.42
Weighted-Average Exercise Price, Cancelled (in dollars per share)			65.93
Weighted-Average Exercise Price, Outstanding, Ending Balance (in dollars per share)			$ 37.73